3. INVESTMENT SECURITIES	12 Months Ended
Dec. 31, 2019
Notes
3. INVESTMENT SECURITIES

3.INVESTMENT SECURITIES

Investment securities available for sale are carried at estimated fair market value. The amortized cost and estimated fair values of these investment securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2019:

Obligations of states and
political subdivisions	$192,240,250	$11,796,039	$(24,092)	$204,012,197
Corporate securities	130,316	315,009	--	445,325
	$192,370,566	$12,111,048	$(24,092)	$204,457,522

December 31, 2018:
Obligations of states and
political subdivisions	$212,613,724	$3,685,239	$(4,410,689)	$211,888,274
Corporate securities	130,316	181,126	--	311,442
	$212,744,040	$3,866,365	$(4,410,689)	$212,199,716

Investment securities designated as "Held to Maturity" are carried at amortized cost based on Management's intent and ability to hold such securities to maturity. The amortized cost and estimated fair values of these investment securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2019

Obligations of states and
political subdivisions	$380,561	$8,959	$-	$389,520

December 31, 2018
Obligations of states and
political subdivisions	$787,987	$10,405	$(5,109)	$793,283

The amortized cost and estimated fair values of investment securities at December 31, 2019, by contractual maturity, are shown below:

	Available for Sale		Held to Maturity
		Estimated		Estimated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value

Due in one year or less	$ 755,045	$ 1,071,692	$ --	$ --
Due after one year through five years	8,601,153	8,737,391	380,561	389,520
Due after five years through ten year	19,564,023	20,507,348	--	--
Due after ten years	163,450,345	174,141,091	--	--
	$ 192,370,566	$ 204,457,522	$ 380,561	$ 389,520

The following table presents an analysis of investment securities in an unrealized loss position for which other-than-temporary impairments have not been recognized as of December 31, 2019:

	Less than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available for Sale:
Obligatons of states and political subdivisions	$ 1,206,656	$ (18,941)	$ 986,642	$ (5,151)	$ 2,193,298	$ (24,092)

The following table presents an analysis of investment securities in an unrealized loss position for which other-than-temporary impairments have not been recognized as of December 31, 2018:

	Less than 12 Months		12 Months or Longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available for Sale:
Obligatons of states and political subdivisions	$ 23,436,091	$ (328,667)	$ 63,308,903	$ (4,082,022)	$ 86,744,994	$ (4,410,689)

Held to Maturity:
Obligatons of states and political subdivisions	400,812	(5,110)	--	--	400,812	(5,110)

Overall Total	$ 23,836,903	$ (333,777)	$ 63,308,903	$ (4,082,022)	$ 87,145,806	$ (4,415,799)

The previous two tables represent 2 investments and 103 investments held by the Company at December 31, 2019 and 2018, respectively, the majority of which were rated “A+” or higher. The unrealized losses on the Company’s investments were the result of interest rate and market fluctuations. Based on the credit ratings of these investments, along with the consideration of whether the Company has the intent to sell or will be more likely than not required to sell the applicable investment before recovery of amortized cost basis, the Company did not consider the impairment of these investments to be other-than-temporary at December 31, 2019 or 2018.

Proceeds from sales of securities during 2019 were $14,873,211. Gross gains of $303,539 and gross losses of $-0- were realized on these sales. Proceeds from redemption of investments due to the exercise of call provisions by the issuers thereof and regularly scheduled maturities during 2019 were $9,545,000. Gross and net gains of $38,130 were realized on these redemptions.

Proceeds from sales of securities during 2018 were $12,621,828.  Gross gains of $354,241 and gross losses of $59,341 were realized on these sales.  Proceeds from redemption of investments due to the exercise of call provisions by the issuers thereof and regularly scheduled maturities during 2018 were $9,505,000.  Gross and net gains of $13,932 were realized on these redemptions.